SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Ordinary Share (Q1) (Details) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator: Net Loss minus Net Earnings [Abstract]
Interest income	$ 29,681			$ 932,037				$ 1,812,577			$ 2,257,985
Unrealized gain on investments held in Trust Account	0			1,152,686				112,416			4,728
Net (loss) income	(78,928,074)	$ (1,418,960)	$ (3,146,809)	1,822,107	$ (817,468)	$ (822,468)	$ (1,324,702)	5,352,568	$ (2,743,662)	$ (822,468)	(52,021,521)	$ 5,352,568
Net income	$ (11,092)			(1,976,734)				$ (1,827,973)			$ (1,548,374)
Class A Ordinary Shares [Member]
Net Income (Loss) per Ordinary Share [Abstract]
Shares excluded in calculation of diluted loss per share (in shares)	19,500,000							19,500,000			19,500,000
Numerator: Net Loss minus Net Earnings [Abstract]
Interest income	$ 11,092			883,757
Unrealized gain on investments held in Trust Account	0			1,092,977
Net income	$ 11,092			$ 1,976,734
Denominator: Weighted Average Non-Redeemable Ordinary Shares [Abstract]
Basic weighted average shares outstanding (in shares)	17,108,013			22,424,313
Diluted weighted average shares outstanding (in shares)	17,108,013			22,424,313
Basic net (loss) income per share (in dollars per share)	$ 0			$ 0.09
Diluted net (loss) income per share (in dollars per share)	$ 0			$ 0.09
Class B Ordinary Shares [Member]
Numerator: Net Loss minus Net Earnings [Abstract]
Net (loss) income	$ (78,928,074)			$ 1,822,107
Non-Redeemable Net Loss	$ (78,939,166)			$ (154,627)
Denominator: Weighted Average Non-Redeemable Ordinary Shares [Abstract]
Basic weighted average shares outstanding (in shares)	14,141,750			8,825,687
Diluted weighted average shares outstanding (in shares)	14,141,750			8,825,687
Basic net (loss) income per share (in dollars per share)	$ (5.58)			$ (0.02)
Diluted net (loss) income per share (in dollars per share)	$ (5.58)			$ (0.02)